Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SSCS Pte. Ltd
Related Party Transactions (Details) [Line Items]
Consulting services	$ 69	$ 74	$ 275	$ 275
Amount payable	23		23	23
SSCS Pte. Ltd | General and administration matters
Related Party Transactions (Details) [Line Items]
Consulting services	14	15
SSCS Pte. Ltd | Exploration and Evaluation [Member]
Related Party Transactions (Details) [Line Items]
Consulting services	55	59
Ocean Renaissance LLC
Related Party Transactions (Details) [Line Items]
Consulting services	$ 94	$ 93,000	375	367
Amount payable			$ 0	$ 0